Cover	Dec. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-52684
Entity Registrant Name	Progressive Care Inc.
Entity Central Index Key	0001402945
Entity Tax Identification Number	32-0186005
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Ansin Blvd.
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Hallandale Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33009
City Area Code	(305)
Local Phone Number	760-2053
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false